UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               --------------------

 Check here if Amendment ; Amendment Number: / /

   This Amendment (Check only one.): / /  is a restatement.
                                     / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: Astenbeck Capital Management LLC
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       500 Nyala Farm Road
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       Westport,  Connecticut 06880
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 Form 13F File Number: 028-14243
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Jill Arnold
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 Title: Vice President, General Counsel and Secretary
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 Phone: 203-221-6180
       -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jill Arnold        Westport, Connecticut      November 8, 2012
--------------------  -----------------------     ----------------
    [Signature]            [City, State]                    [Date]

/ X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2
                                          --------------

Form 13F Information Table Entry Total:          26
                                          --------------

Form 13F Information Table Value Total:       $610,322
                                          --------------
                                           (x thousand)



List of Other Included Managers:


1.    Astenbeck Holdings LLC


2.    AJH Capital LLC

         COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                                                     SHRS OR               INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF      CUSIP        VALUE       PRN AMT  SH/PRN PUT/  DISCRETION MANAGER SOLE    SHARED   NONE
                                CLASS                  (x $1000)                    CALL
ANADARKO PETE CORP               COM       032511 10 7   27,668      395,711    SH         Defined     1, 2          395,711
APACHE CORP                      COM       037411 10 5   14,402      166,560    SH         Defined     1, 2          166,560
BP PLC                      SPONSORED ADR  055622 10 4   22,367      528,033    SH         Defined     1, 2          528,033
CAMERON INTERNATIONAL CORP       COM       13342B 10 5   23,876      425,820    SH         Defined     1, 2          425,820
CANADIAN NAT RES LTD             COM       136385 10 1    6,011      195,227    SH         Defined     1, 2          195,227
CHEVRON CORP NEW                 COM       166764 10 0   26,127      224,150    SH         Defined     1, 2          224,150
CME GROUP INC                    COM       12572Q 10 5    1,719       30,000    SH         Defined     1, 2           30,000
CONOCOPHILLIPS                   COM       20825C 10 4   28,113      491,661    SH         Defined     1, 2          491,661
CONTINENTAL RESOURCES INC        COM       212015 10 1   34,306      446,113    SH         Defined     1, 2          446,113
CORE LABORATORIES N V            COM       N22717 10 7   11,373       93,619    SH         Defined     1, 2           93,619
DEVON ENERGY CORP NEW            COM       25179M 10 3   11,463      189,469    SH         Defined     1, 2          189,469
ENSCO PLC                    SHS CLASS A   G3157S 10 6    5,148       94,364    SH         Defined     1, 2           94,364
EOG RES INC                      COM       26875P 10 1   35,374      315,700    SH         Defined     1, 2          315,700
EXXON MOBIL CORP                 COM       30231G 10 2    8,807       96,301    SH         Defined     1, 2           96,301
FREEPORT-MCMORAN COPPER & GO     COM       35671D 85 7   36,044      910,660    SH         Defined     1, 2          910,660
HALLIBURTON CO                   COM       406216 10 1   19,949      592,129    SH         Defined     1, 2          592,129
NATIONAL OILWELL VARCO INC       COM       637071 10 1   30,633      382,386    SH         Defined     1, 2          382,386
RANGE RES CORP                   COM       75281A 10 9   19,696      281,895    SH         Defined     1, 2          281,895
ROYAL DUTCH SHELL PLC        SPON ADR A    780259 20 6   32,250      464,629    SH         Defined     1, 2          464,629
SCHLUMBERGER LTD                 COM       806857 10 8   33,982      469,821    SH         Defined     1, 2          469,821
SOUTHWESTERN ENERGY CO           COM       845467 10 9   19,797      569,205    SH         Defined     1, 2          569,205
SPDR SERIES TRUST            S&P OILGAS    78464A 73 0   22,066      396,234    SH         Defined     1, 2          396,234
                                 EXP
STATOIL ASA                 SPONSORED ADR  85771P 10 2   61,602    2,388,588    SH         Defined     1, 2        2,388,588
SUNCOR ENERGY INC NEW            COM       867224 10 7    8,699      264,806    SH         Defined     1, 2          264,806
TOTAL S A                   SPONSORED ADR  89151E 10 9   53,268    1,063,241    SH         Defined     1, 2        1,063,241
WHITING PETE CORP NEW            COM       966387 10 2   15,581      328,855    SH         Defined     1, 2          328,855